INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Inventories [Table Text Block]
	October 31,	July 31,
	2016	2016
	(Unaudited)
Raw materials	$1,121,405	$1,151,708
Accessory parts	910,434	929,145
Contracts work in progress	36,005	-
Total	$2,067,844	$2,080,853

	July 31,	July 31,	July 31,
	2016	2015	2014
Raw materials	$1,151,708	$365,248	$115,839
Accessory parts	929,145	848,887	635,708
Work in process	-	249,721	391,179
Total	$2,080,853	$1,463,856	$1,142,726